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                                                                August 27, 2009

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-effective amendments under Rule 485(a) to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this letter, we are filing post-effective amendments under Rule 485(a) of the Securities Act of 1933 to each of the registration statements listed below. The following changes are reflected in the instant filings:

    . The addition of two new guaranteed minimum accumulation benefits, to be called Highest Daily Guaranteed Return Option II ("HD GRO II") and Guaranteed Return Option Plus II ("GRO Plus II"). HD GRO II is similar to our existing Highest Daily GRO benefit, in creating a series of 10 year guarantee periods. Likewise, GRO Plus II is similar in operation to our existing GRO Plus 2008 benefit. HD GRO II will be offered through annuities issued by each of Pruco Life Insurance Company ("Pruco Life"), Pruco Life Insurance Company of New Jersey ("PLNJ"), and Prudential Annuities Life Assurance Corporation ("PALAC"). GRO Plus II will be offered only with PALAC annuities.
    . The offering of a "90 percent cap" to those participating in Highest Daily GRO or GRO Plus 2008. For no additional fee, such annuity owners can elect the 90 percent cap that operates to prevent the transfer formula inherent in the benefit from transferring Account Value into the bond fund sub-account used with the benefit if 90 percent of Account Value or more is allocated to the bond portfolio. The 90 percent cap is an option that participants in Highest Daily GRO and GRO Plus 2008 may either choose or decline.
    .  Certain other miscellaneous changes.

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The following Form N-4 registration statements are being amended:

    . Pruco Life's Prudential Premier Series Annuity (file nos. 333-130989 and 333-144639)
    . PLNJ's Prudential Premier Series Annuity (file nos. 333-131035 and 333-144657)
    . PALAC's ASAP III, APEX II, ASL II, XTra Credit Six, XTra Credit Eight, Choice 2000, and Cornerstone Annuities (file nos. 333-96577, 333-71654, 333-71672, 333-71834, 333-150220, 333-08853, and 333-152411). Included
       within certain of these registration statements are the prospectuses for the "Optimum" line of annuities sold through LPL Financial Corporation.

Current financial statements for the applicable registrant separate account and the depositor will be included in the subsequent Rule 485(b) filings.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filings, and that Staff comments, or our changes to disclosure in response to Staff comments, do not foreclose the Commission from taking any action with respect to the filings. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings.

                                                  Sincerely,

                                             /s/  C. Christopher Sprague
                                                  C. Christopher Sprague